Segment and Revenue Information	6 Months Ended
Dec. 31, 2019
Segment and Revenue Information [Abstract]
Segment and revenue information

1 Segment and revenue information

(a) Description of segments and principle activities

The group has identified its operating segments based on the internal reports that are reviewed and used by the executive management team in assessing performance and determining the allocation of resources.

Management considers the business from both a product and a geographic perspective and has identified two reportable segments:

Research and development (R&D): income and expenses directly attributable to the group's R&D projects performed in Australia, Israel and United States.

Hyperimmune products: income and expenses directly attributable to Travelan and Protectyn activities which occur predominantly in Australia, the Unites States and Canada.

(b) Segment results

	Research and	Hyperimmune
	development	products	Unallocated	Total
	$	$	$	$

Consolidated entity 31 December 2019

Revenue from contracts with customers	-	1,556,623	-	1,556,623
Cost of sales of goods	-	(435,198)	-	(435,198)
Gross profit	-	$1,121,425	-	$1,121,425

Other income	290,527	-	4,977	295,504
Other gains/(losses) – net	-	-	44,330	44,330

General and administrative expenses	-	-	(1,616,890)	(1,616,890)
Research and development expenses	(761,421)	-	-	(761,421)
Selling and marketing expenses	-	(571,110)	-	(571,110)
Operating profit/(loss)	$(470,894)	$550,315	$(1,567,583)	$(1,488,162)

Finance income	-	-	259	259
Finance costs	-	-	(2,346)	(2,346)
Profit/(loss) for the period	$(470,894)	$550,315	$(1,569,670)	$(1,490,249)

Assets
Segment assets	290,527	2,761,681	5,319,488	8,371,696
Total assets	$290,527	$2,761,681	$5,319,488	$8,371,696

Liabilities
Segment liabilities	454,733	229,908	837,046	1,521,687
Total liabilities	$454,733	$229,908	$837,046	$1,521,687

	Research and	Hyperimmune
	development	products	Unallocated	Total
	$	$	$	$

Consolidated entity 31 December 2018

Revenue from contracts with customers	-	978,233	-	978,233
Cost of sales of goods	-	(231,479)	-	(231,479)
Gross profit	-	$746,754	-	$746,754

Other income	310,166	231	-	310,397
Other gains/(losses) – net	-	-	257,501	257,501

General and administrative expenses	-	-	(1,865,168)	(1,865,168)
Research and development expenses	(514,388)	-	-	(514,388)
Selling and marketing expenses	-	(517,034)	-	(517,034)
Operating profit/(loss)	$(204,222)	$229,951	$(1,607,667)	$(1,581,938)

Finance income	-	-	39	39
Profit/(loss) for the period	$(204,222)	$229,951	$(1,607,628)	$(1,581,899)

Assets
Segment assets	310,990	2,801,528	4,584,557	7,697,075
Total assets	$310,990	$2,801,528	$4,584,557	$7,697,075

Liabilities
Segment liabilities	71,903	5,735	443,596	521,234
Total liabilities	$71,903	$5,735	$443,596	$521,234